Commitments and Contingencies - Additional Information (Detail) ₩ in Thousands	12 Months Ended
	Mar. 09, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩) Lawsuits	Dec. 31, 2016 KRW (₩)
Commitments and contingencies [abstract]
Severally liable for reimbursement		₩ 4,328,000
Number of lawsuits | Lawsuits		187
Litigation settlement claim amount		₩ 112,639,000	₩ 77,461,000
Litigation provision		18,306,000
Compensatory damages awarded to plaintiff	₩ 748,564,000
Interest on compensatory damages awarded	₩ 287,673,150
Interest rate on compensatory damages awarded delay	9.00%
Period for which compensatory damage settlement agreed	December 1, 2013 to March 9, 2018
Collaterally guarantees the debt		₩ 9,000,000
New town development consortium percentage of ownership interest		2.50%
Contract amount not yet recognized as liabilities		₩ 622,059,000	₩ 489,753,000